VANECK SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Bermuda : 3.2%
Marvell Technology, Inc.
(USD) 6,873,866 $ 759,218,500
Underline
Netherlands : 6.6%
ASML Holding N.V. (USD) 1,651,334 1,144,506,569
NXP Semiconductors NV
(USD) 1,872,676 389,235,706
1,533,742,275
Switzerland : 0.8%
STMicroelectronics N.V.
(USD) † 7,473,218 186,606,253
Underline
Taiwan : 12.5%
Taiwan Semiconductor
Manufacturing Co. Ltd.
(ADR) 14,702,866 2,903,669,006
Underline
United States : 76.8%
Advanced Micro Devices,
Inc. * 9,064,694 1,094,924,388
Analog Devices, Inc. 4,399,642 934,747,939
Applied Materials, Inc. 6,204,614 1,009,056,375
Broadcom, Inc. 10,141,426 2,351,188,204
Cadence Design Systems,
Inc. * 2,526,038 758,973,378
Intel Corp. 40,717,274 816,381,344
KLA Corp. 1,247,361 785,987,113
Lam Research Corp. 11,998,943 866,683,653
Microchip Technology, Inc. 4,884,212 280,109,558
Number
of Shares Value
United States (continued)
Micron Technology, Inc. 9,972,200 $ 839,260,352
Monolithic Power Systems,
Inc. 398,733 235,930,316
NVIDIA Corp. 33,874,744 4,549,039,372
ON Semiconductor Corp. * 3,088,369 194,721,666
Qorvo, Inc. * 837,989 58,600,571
Qualcomm, Inc. 6,643,278 1,020,540,366
Skyworks Solutions, Inc. 1,454,525 128,987,277
Synopsys, Inc. * 1,450,195 703,866,645
Teradyne, Inc. 1,312,520 165,272,519
Texas Instruments, Inc. 5,538,840 1,038,587,888
Universal Display Corp. 442,597 64,707,681
17,897,566,605
Total Common Stocks
(Cost: $25,163,955,642) 23,280,802,639
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $8,735,582)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 8,735,582 8,735,582
Total Investments: 99.9%
(Cost: $25,172,691,224) 23,289,538,221
Other assets less liabilities: 0.1% 16,919,751
NET ASSETS: 100.0% $ 23,306,457,972
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $8,519,165.
* Non-income producing